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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

ASA Limited
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

36 Wierda Road West                     Sandton          South Africa      2196
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Robert J.A. Irwin            Chairman & Treasurer                716-883-2427
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                               /s/ Robert J.A. Irwin
                                          -------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            Buffalo, New York  July 30, 2004
                                          -------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $95,146
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp.    Common Stock    067901108     14,418     730,000 SH   Sole                               730,000

Compania de Minas
  Buenaventura       Sponsored ADR    204448104     19,890     900,000 SH   Sole                               900,000

Harmony Gold
  Mining Ltd.        Sponsored ADR    413216300     22,942   2,166,400 SH   Sole                             2,166,400

Newmont Mining Corp.  Common          651639106     20,169     520,368 SH   Sole                               520,368

Placer Dome, Inc.     Common          725906101     17,727   1,065,312 SH   Sole                             1,065,312